January 26, 1996

Dear Shareholder,

We are pleased to bring you the second semi-annual report for the Franklin Cash Reserves Fund, covering the period ended December 31, 1995.

The Franklin Cash Reserves Fund commenced operations on July 1, 1994, and is a series of Franklin's Institutional Fiduciary Trust. It is offered exclusively to qualified retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities. Its investment objective is to seek high current income, consistent with capital preservation and liquidity. The fund's underlying portfolio is managed to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.

After February 1995, the Federal Reserve increasingly relaxed monetary policy, which led to a slight decline in short-term interest rates. Continued sluggish economic growth only served to raise expectations of additional cuts, and consequently, the yield of the Franklin Cash Reserves Fund trended slightly lower during the reporting period. Despite the changes in interest rates, our managers have steadfastly adhered to a disciplined investment strategy, which enables them to seek out attractive opportunities through a variety of market conditions. We believe this approach benefits our shareholders in the long run, and we will continue to employ this strategy going forward.

Thank you for your investment in the Franklin Cash Reserves Fund. We look forward to serving your investment needs in the months and years to come.

Sincerely,



Charles B. Johnson
Chairman of the Board


OVERVIEW OF THE ECONOMY

After seeing the slow growth of the first half of 1995, many feared that credit was too restrictive and that the economy was headed for a recession. The Federal Reserve Board appeared to concur, cutting the federal funds rate -- the interest rate banks charge each other for overnight loans -- by 25 basis points during its Federal Open Market Committee meeting in July. The economy's response was stronger than expected, with U.S. Gross Domestic Product (GDP) rising to a 4.2% annual growth rate in the third quarter. Not since 1994 had the economy achieved such solid growth; however, it proved to be unsustainable.

Signs that the economy was losing steam accumulated in the fourth quarter. The index of leading indicators declined steadily, while retail, home, and auto sales were sluggish, consumer spending was weak, inventory levels remained high, and manufacturing activity slowed. The Consumer Price Index and Producer Price Index -- two primary indicators of inflation -- suggested that there was little short-term threat from inflation. In response to the sluggish growth and lower-than-anticipated inflation, the Federal Reserve once again cut the federal funds rate by 25 basis points in December. Yet the easing surprised many veteran observers of monetary policy who believed that the Federal Reserve would await a federal budget compromise before lowering rates.

The economy continued to show signs of slowing as we entered the new year. Retail sales during the holiday period, for example, were anemic at best. Fear of unemployment as many corporations restructured, as well as residual credit card debt, apparently played an important role in restraining consumer spending. In addition to the stagnating economy, the political nature of the upcoming presidential election year led some observers to predict that the Federal Reserve would cut interest rates further, but there may be no action until the battle over the budget is resolved.

Note: On January 31, 1996, the Federal Reserve moved to cut interest rates following its Federal Open Market Committee meeting. The target federal funds rate was lowered 25 basis points to 5.25%, and the discount rate -- the interest rate the district Federal Reserve banks charge member banks for short-term liquidity needs -- was also lowered 25 basis points to 5.00%.



Thomas J. Runkel, CFA
Portfolio Manager

Tom Runkel is a portfolio manager for Franklin's taxable money market funds. He joined Franklin in 1983 and served as an equity and money market trader from 1985 to 1989.

Mr. Runkel received a Bachelor of Science degree in political science from the University of California at Davis and a Master of Business Administration degree from Santa Clara University. He is a Chartered Financial Analyst (CFA).


FRANKLIN CASH RESERVES FUND

The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. It seeks to achieve this objective by investing all of its assets in The Money Market Portfolio (the Portfolio), whose investment objective is the same as the Fund's. The Portfolio, in turn, invests in various money market instruments, such as:

 n U.S. government and federal agency obligations1 n Certificates of deposit n Bankers' acceptances n High grade commercial paper n High grade short-term corporate obligations n Repurchase agreements collateralized by
   U.S. government securities1

The pie chart below illustrates the Portfolio's composition on December 31, 1995.



GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT


The Portfolio's holdings are limited to money market instruments within the two highest rating categories assigned by Standard & Poor's Corporation or Moody's Investors Service, or in non-rated securities determined by the managers to be of comparable quality. In addition, the Portfolio invests 100% of its assets in securities with remaining maturities of 397 days or less. Such relatively short maturities allow the Portfolio to adjust quickly to changing interest rates.

Security Selection Criteria

Managers employ specific guidelines for determining buy and sell opportunities. For corporate paper, the selection process generally includes the following criteria:

 n The issuer should have a long-term debt rating of single "A" or higher from at least two major credit rating agencies n Cash flow from operations to short-term debt should be 100% or higher n Short-term debt-to-capital ratio should be 15% or lower n The issuer's standard deviation of cash flow growth should be 8.5 or lower n Profitability ratios should be positive and trending higher n Total debt-to-capital ratio should be 35% or lower

Through investing in a portfolio of high quality, short-term securities, the Franklin Cash Reserves Fund can provide a high level of credit safety combined with a stable net asset value.2 As a result, investors often use the Franklin Cash Reserves Fund for qualified retirement assets, as well as monies held in fiduciary, advisory and custodial capacities. Its competitive yield has also made it an attractive alternative cash management tool for corporations, banks, savings and loan associations and trust companies.3


Performance Summary

Falling interest rates were the primary reason for the decline in the 7-day current yield of the Franklin Cash Reserves Fund, from 5.76% on June 30, 1995, to 5.33% on December 31, 1995.4 In the first half of 1995, as interest rates began to drop, we lengthened the average maturity to lock in higher rates for as long as possible. When interest rates declined further in the second half of the year, we continued to invest in longer maturity money market securities with attractive yields relative to the overnight federal funds rate. We maintained a relatively long, 46-day weighted average maturity for the Fund on December 31, 1995, as compared with 27 days on December 31, 1994, when interest rates were higher.

Performance Figures

Period ended December 31, 1995

7-Day Current Yield:4           5.33%
7-Day Effective Yield:4         5.47%
Average Weighted Maturity:    46 days

1. U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Franklin Cash Reserves Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

2. An investment in the Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

3. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.

4. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.

Franklin Advisers, Inc., the administrator of the Fund and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.50% per annum of average net assets. Without these reductions, the fund's current and effective 7-day yields for the period would have been 5.07% and 5.20%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.


INSTITUTIONAL FIDUCIARY TRUST

Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)

                                                                       Value
 Shares     Franklin Cash Reserves Fund                               (Note 1)

            Mutual Funds 100.3%

20,752,073  The Money Market Portfolio (Note 1)...................  $20,752,073
                                                                    -----------
                  Total Investments (Cost $20,752,073)  100.3%....   20,752,073
                  Liabilities in Excess of Other Assets, Net  (.3%)     (59,208)
                                                                    -----------
                  Net Assets  100.0% .............................  $20,692,865
                                                                    ===========


At December 31, 1995, there was no unrealized appreciation or depreciation for financial statement or income tax purposes.



   The accompanying notes are an integral part of these financial statements.



INSTITUTIONAL FIDUCIARY TRUST

Franklin Cash Reserves Fund

Financial Statements

Statement of Assets and Liabilities
December 31, 1995 (unaudited)

Assets:
 Investments in securities, at value
  and cost                                     $20,752,073
                                               -----------
      Total assets                              20,752,073
                                               -----------
Liabilities:
 Payables:
  Distributions to shareholders                     48,321
  Distribution fees                                  8,084
 Accrued expenses and other liabilities              2,803
                                               -----------
      Total liabilities                             59,208
                                               -----------
Net assets (equivalent to $1.00 per share
 based on 20,692,865 shares of capital
 stock outstanding)                            $20,692,865
                                               ===========
Statement of Operations
for the six months ended
December 31, 1995 (unaudited)

Investment income:
 Dividends                                        $436,658
                                                  --------
Expenses:
 Administration fees (Note 4)             18,941
 Distribution fees (Note 4)               17,277
 Shareholder servicing costs (Note 4)        243
 Registration fees                         2,867
 Professional fees                         1,849
 Reports to shareholders                   1,406
 Trustees' fees and expenses                 430
 Other                                       188
 Expenses waived by Administrator
  (Note 4)                               (18,941)
                                         --------
      Total expenses                                24,260
                                                  --------
        Net investment income                     $412,398
                                                  ========


Statement of Changes in Net Assets
for the six months ended December 31, 1995 (unaudited) and the year ended June 30, 1995

                                             Six Months        Year
                                               Ended           Ended
                                              12/31/95        06/30/95
                                             ----------      ----------
Increase (decrease) in
 net assets:
 Operations:
  Net investment income                      $ 412,398       $ 536,173
 Distributions to shareholders
  from net investment income                  (412,398)       (536,173)
 Increase in net assets from
  capital share transactions
  (Note 2)                                   6,147,561      14,544,804
                                             ----------      ----------
      Net increase in
       net assets                            6,147,561      14,544,804
Net assets (there is no
 undistributed net investment
 income at beginning or end
 of period):
  Beginning of period                       14,545,304             500
                                             ----------      ----------
  End of period                            $20,692,865     $14,545,304
                                            ===========     ===========



   The accompanying notes are an integral part of these financial statements.



INSTITUTIONAL FIDUCIARY TRUST

Franklin Cash Reserves Fund

Notes to Financial Statements (unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is an open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940 as amended. The Trust currently consists of eight separate and distinct Funds. This report pertains only to the Franklin Cash Reserves Fund (the Fund). Each of the Funds issues a separate series of the Trust's shares and maintains a totally separate and distinct investment portfolio.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is a no-load, open-end, diversified management investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments in Securities and Net Assets, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 1995 the Fund owns 1.54% of the Portfolio.

b. Income Taxes:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve it from income and excise taxes.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Net investment income includes income, calculated on an accrual basis, and estimated expenses which are accrued daily. The total available for distributions is computed daily and includes the net investment income, plus or minus any gains or losses on security transactions and changes in unrealized portfolio appreciation or depreciation, if any.

Distributions are normally declared each day the New York Stock Exchange is open for business, equal to the total available for distributions (as defined above), and are payable to shareholders of record as of the close of business that day. Such distributions are automatically reinvested monthly in additional shares of these Funds at net asset value.

e. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.


2. TRUST SHARES

At December 31, 1995 there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                  Six Months Ended       Year Ended
                                                                  December 31,1995      June 30, 1995
                                                                  ----------------      -------------

             Shares sold...................................         $70,995,739          $55,543,343
             Shares issued in reinvestment of distributions             404,380              490,930
             Shares redeemed...............................         (61,686,111)         (31,467,764)
             Changes from exercise of exchange privilege:
              Shares sold..................................             822,965                   --
              Shares redeemed..............................          (4,389,412)         (10,021,705)
                                                                   -------------        -------------
             Net increase..................................         $ 6,147,561          $14,544,804
                                                                   =============        =============


3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities for the six months ended December 31, 1995 aggregated $47,374,942 and $41,207,798, respectively.


4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Under the terms of an administrative agreement, Franklin Advisers, Inc. (Advisers), provides various administrative, statistical, and other services and receives fees computed monthly at an annualized rate of 0.250 of 1% of the average daily net assets. There were no fees incurred by the Fund under the administrative agreement for the six months ended December 31, 1995. The terms of the administrative agreement provide that aggregate annual expenses of the Fund be limited to the extent necessary to comply with the limitations set forth in the laws, regulations, and administrative interpretations of the states in which the Fund's shares are registered. The Fund's expenses did not exceed these limitations; however, for the six months ended December 31, 1995, Advisers agreed in advance to waive the administration fees of $18,941.

Under the terms of a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Fund reimburses Franklin/Templeton Distributors, Inc. (Distributors), in an amount up to .25% per annum of the Fund's average daily net assets for the costs incurred in the furnishing and promotion, offering and marketing of the Fund's shares. The plan does not permit nor require payments of excess costs after plan termination. Fees incurred by the Fund under the plan aggregated $17,277 for the six months ended December 31, 1995.

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund pays costs on a per shareholder account basis. Such costs incurred for the six months ended December 31, 1995 aggregated $243, all of which was paid to Investor Services.

Certain officers and trustees of the Trust are also officers and/or directors of Distributors, Advisers, and Investor Services, which are all wholly-owned subsidiaries of Franklin Resources, Inc., and The Money Market Portfolio.


5. FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period are as follows:

                                                                  Six Months Ended       Year Ended
                                                                  December 31,1995      June 30, 1995
                                                                  ----------------      -------------
             Per share operating performance
             Net asset value at beginning of period........            $1.00               $1.00
             Net investment income.........................             0.028               0.052
             Distributions from net investment income......            (0.028)             (0.052)
                                                                     ----------          ----------
             Net asset value at end of period..............            $1.00               $1.00
                                                                     ==========          ==========
             Total Return**................................             2.79%               5.34%
             Ratios/supplemental data
             Net assets at end of period (in 000's)........           $20,693             $14,545
             Ratio of expenses to average net assets+......             0.47%*              0.40%
             Ratio of expenses to average net assets
              (excluding waiver and payment of expenses
              by administrator)............................             0.72%*              0.79%
             Ratio of net investment income to
              average net assets...........................             5.49%*              5.69%

*Annualized
**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at net asset value.
+Includes the Fund's share of the Portfolio's allocated expenses. During the periods indicated, Advisers agreed in advance to waive its administration fees and made payments of other expenses of the Fund.


THE MONEY MARKET PORTFOLIOS

Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)


     Face                                                                                               Value
    Amount        The Money Market Portfolio                                                          (Note 1)
 ---------------------------------------------------------------------------------------------------------------
                a Short Term Investments  86.6%
                  Certificates of Deposit  31.1%
 $ 40,000,000     Australia & New Zealand Banking Group, Ltd., New York Branch, 5.73% - 5.75%,
                   01/19/96 - 02/09/96 ........................................................     $ 40,000,098
   40,000,000     Bank of Nova Scotia, Portland Branch, 5.72% - 5.78%, 01/24/96 - 02/27/96 ....       40,000,438
   60,000,000     Banque Nationale de Paris, New York Branch, 5.73% - 5.80%,
                   01/16/96 - 02/28/96 ........................................................       60,002,171
   20,000,000     Bayerische Landesbank, New York Branch, 5.80%, 01/08/96 .....................       20,000,076
   45,000,000     Bayerische Vereinsbank, New York Branch, 5.73% - 5.78%, 01/11/96 - 02/08/96 .       45,000,000
   30,000,000     Commerzbank AG, New York Branch, 5.78% - 5.80%, 01/10/96 - 01/25/96 .........       30,000,066
   20,000,000     Credit Suisse, New York Branch, 5.73%, 01/09/96 .............................       19,999,956
   20,000,000     Deutsche Bank, New York Branch, 5.76%, 01/26/96 .............................       20,000,137
   25,000,000     Generale Bank, New York Branch, 5.75%, 03/04/96 .............................       25,001,293
   40,000,000     Lloyds Bank Plc., New York Branch, 5.70% - 5.80%, 01/30/96 - 09/11/96 .......       40,001,492
   20,000,000     National Westminster Bank, New York Branch, 5.81%, 01/30/96 - 01/31/96 ......       20,000,000
   40,000,000     Societe Generale, New York Branch, 5.72% - 5.90%, 05/13/96 - 06/07/96 .......       40,000,000
   20,000,000     Svenska Handelsbanken, New York Branch, 5.82%, 02/01/96 .....................       20,000,170
                                                                                                     ------------
                        Total Certificates of Deposit (Cost $420,005,897) .....................      420,005,897
                                                                                                     ------------
                  Commercial Paper  55.5%
   23,000,000     Abbey National North America, 5.45%, 03/14/96 ...............................       22,745,818
   60,000,000     American Express Credit Corp., 5.66% - 5.68%, 01/18/96 - 02/21/96 ...........       59,667,750
   25,000,000     Ameritech Corp., 5.70%, 02/26/96 ............................................       24,778,333
   55,000,000     Associates Corp. of North America, 5.66% - 5.71%, 01/17/96 - 02/20/96 .......       54,722,581
   60,000,000     AT&T Corp., 5.52% - 5.68%, 01/12/96 - 03/11/96 ..............................       59,700,562
   20,000,000     Campbell Soup Co., 5.92%, 02/02/96 ..........................................       19,894,757
   20,000,000     CIESCO L.P., 5.50%, 03/08/96 ................................................       19,795,278
   10,000,000     Commerzbank U.S. Finance, Inc., 5.70%, 01/12/96 .............................        9,982,583
   60,000,000     Den Danske Corp., Inc., 5.64% - 5.67%, 01/23/96 - 02/16/96 ..................       59,673,367
   25,000,000     Generale Bank, Inc., 5.65%, 02/07/96 ........................................       24,854,826
   60,000,000     General Electric Capital Corp., 5.45% - 5.48%, 03/22/96 - 05/02/96 ..........       58,962,777
   25,000,000     Halifax Building Society, 5.65%, 02/05/96 ...................................       24,862,673
   30,000,000     Kingdom of Sweden, 5.70%, 01/16/96 - 01/31/96 ...............................       29,881,250
   40,000,000     National Australian Funding (DE), Inc., 5.65% - 5.67%, 01/22/96 - 02/12/96 ..       39,802,016
   55,000,000     National Rural Utilities Cooperative Finance Corp., 5.63% - 5.66%,
                   02/13/96 - 02/23/96 ........................................................       54,569,881
   20,000,000     PepsiCo, Inc., 5.61%, 01/29/96 ..............................................       19,912,733
   10,000,000     Province of Alberta, 5.69%, 01/25/96 ........................................        9,962,067
   16,000,000     Province of British Columbia, 5.50%, 05/21/96 ...............................       15,655,334
   20,000,000     Royal Bank of Canada, 5.70%, 01/22/96 - 01/29/96 ............................       19,922,417
   20,000,000     Smithkline Beecham Corp., 5.75%, 02/02/96 ...................................       19,897,778
   20,000,000     Societe Generale, N.A. Inc., 5.66%, 02/14/96.................................       19,861,644

                  Commercial Paper (cont.)
 $ 40,000,000     Svenska Handelsbanken, Inc., 5.68% - 5.71%, 01/16/96 - 02/15/96 .............     $ 39,810,415
   20,000,000     Westpac Capital Corp., 5.58%, 03/20/96 ......................................       19,755,100
   20,000,000     Wool International, 5.61%, 04/12/96 .........................................       19,682,100
                                                                                                     ------------
                        Total Commercial Paper (Cost $748,354,040) ............................      748,354,040
                                                                                                     ------------
                        Total Investments before Repurchase Agreements
                         (Cost $1,168,359,937) ................................................    1,168,359,937
                                                                                                     ------------
                b Receivables from Repurchase Agreements  13.1%
   25,000,000     Bear Stearns & Co. Inc., 5.75%, 01/02/96, (Maturity Value $25,015,972)
                   Collateral: U.S. Treasury Notes, 6.50%, 04/30/97 ...........................       25,000,000
   24,985,000     Fuji Securities, Inc., 5.85%, 01/02/96, (Maturity Value $25,016,250)
                   Collateral: U.S. Treasury Notes, 5.125%, 06/30/98...........................       25,000,000
       19,745   c J.P. Morgan Securities, Inc., 4.23%, 01/02/96, (Maturity Value $19,754) .....           19,745
  101,310,000     J.P. Morgan Securities, Inc., 5.80%, 01/02/96, (Maturity Value $101,375,289)
                   Collateral: U.S. Treasury Bills, 10/17/96 ..................................      101,310,000
   25,200,000     SBC Capital Markets, Inc., 5.70%, 01/02/96, (Maturity Value $25,015,833)
                   Collateral: U.S. Treasury Notes, 4.75%, 02/15/97............................       25,000,000
                                                                                                     ------------
                        Total Receivables from Repurchase Agreements (Cost $176,329,745) ......      176,329,745
                                                                                                     ------------
                            Total Investments (Cost $1,344,689,682)  99.7% ....................    1,344,689,682
                            Other Assets and Liabilities, Net  .3% ............................        4,011,515
                                                                                                     ------------
                            Net Assets  100.0% ................................................   $1,348,701,197
                                                                                                     ============



At December 31, 1995,  there was no unrealized  appreciation or depreciation for financial statements or income tax purposes.

PORTFOLIOABBREVIATIONS:
L.P. - Limited Partnership





aCertain short-term securities are traded on a discount basis; the rate shown are the discount rates at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
bFace amount for repurchase agreements is for the underlying collateral.
cSee Note 1(f) regarding sweep repurchase agreement.

                             The accompanying notes are an integral part of these financial statements.


THE MONEY MARKET PORTFOLIOS

Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)


    Face                                                                                                Value
   Amount       The U.S. Government Securities Money Market Portfolio                                 (Note 1)
 --------------------------------------------------------------------------------------------------------------
               aShort Term Government Securities  100.1%
                Government Securities  12.3%
 $40,000,000    U.S. Treasury Bills, 5.415% - 6.27%, 01/11/96 - 02/01/96 (Cost $39,876,150) ....    $ 39,876,150
                                                                                                     ------------
               bReceivables from Repurchase Agreements  87.8%
  13,510,000    Bank of America Securities, Inc., 5.75%, 01/02/96, (Maturity Value $14,008,944)
                 Collateral: U.S. Treasury Notes, 7.50%, 12/31/96 ..............................      14,000,000
  13,258,000    Barclays de Zoete Wedd Securities, Inc., New York, 5.50%, 01/02/96
                 (Maturity Value $14,008,556)
                 Collateral: U.S. Treasury Notes, 7.125%, 09/30/99 .............................      14,000,000
  50,000,000    Bear Stearns & Co., Inc., 5.80%, 01/02/96, (Maturity Value $50,119,278)
                 Collateral: U.S. Treasury Notes, 5.75%, 09/30/97 ..............................      50,087,000
  19,895,000    Bear Stearns & Co., Inc., 5.80%, 01/02/96, (Maturity Value $19,925,833)
                 Collateral: U.S. Treasury Notes, 5.75%, 10/31/00 ..............................      19,913,000
  13,470,000    Chase Securities, Inc., 5.55%, 01/02/96, (Maturity Value $14,008,633)
                 Collateral: U.S. Treasury Notes, 7.125%, 10/15/98 .............................      14,000,000
  13,570,000    Citicorp Securities, Inc., 5.85%, 01/02/96, (Maturity Value $14,009,100)
                 Collateral: U.S. Treasury Notes, 6.125%, 07/31/00 .............................      14,000,000
  13,155,000    Fuji Securities, Inc., 5.90%, 01/02/96, (Maturity Value $14,009,178)
                 Collateral: U.S. Treasury Notes, 8.125%, 02/15/98 .............................      14,000,000
  13,765,000    Lehman Brothers Securities, Inc., 5.85%, 01/02/96, (Maturity Value $14,009,100)
                 Collateral: U.S. Treasury Notes, 6.25%, 05/31/00 ..............................      14,000,000
  14,055,000    Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.50%, 01/02/96,
                 (Maturity Value $14,008,556)
                 Collateral: U.S. Treasury Notes, 5.625%, 10/31/97 .............................      14,000,000
       7,274   cJ.P. Morgan Securities, Inc., 3.98%, 01/02/96, (Maturity Value $7,277) .........           7,274
  61,725,000    J.P. Morgan Securities, Inc., 5.80%, 01/02/96, (Maturity Value $61,764,778)
                 Collateral: U.S. Treasury Bills, 08/24/95 .....................................      61,725,000
  13,470,000    Morgan Stanley & Co., Inc., 5.87%, 01/02/96, (Maturity Value $14,009,131)
                 Collateral: U.S. Treasury Notes, 7.125%, 10/15/98 .............................      14,000,000
  13,920,000    Nomura Securities International, Inc., 5.85%, 01/02/96, (Maturity Value $14,009,100)
                 Collateral: U.S. Treasury Notes, 6.50%, 04/30/97 ..............................      14,000,000
  13,130,000    Swiss Bank Corp., Inc., 5.85%, 01/02/96, (Maturity Value $14,009,100)
                 Collateral: U.S. Treasury Notes, 7.75%, 11/30/99 ..............................      14,000,000
 $13,965,000    UBS Securities, Inc., 5.80%, 01/02/96, (Maturity Value $14,009,022)
                 Collateral: U.S. Treasury Notes, 7.25%, 11/30/96 ..............................    $ 14,000,000
                                                                                                     ------------
                      Total Receivables from Repurchase Agreements (Cost $285,732,274) .........     285,732,274
                                                                                                     ------------
                          Total Investments (Cost $325,608,424)  100.1% ........................    $325,608,424
                          Liabilities in Excess of Other Assets, Net  (.1)% ....................        (187,636)
                                                                                                     ------------
                          Net Assets  100.0% ...................................................    $325,420,788
                                                                                                     ============


At December 31, 1995,  there was no unrealized  appreciation or depreciation for financial statement or income tax purposes.





aCertain short-term securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
bFace amount for repurchase agreements is for the underlying collateral.
cSee Note 1(f) regarding sweep repurchase agreement.

                             The accompanying notes are an integral part of these financial statements.



THE MONEY MARKET PORTFOLIOS

Financial Statements

Statements of Assets and Liabilities
December 31, 1995 (unaudited)

                                                      The U.S.
                                                     Government
                                 The Money        Securities Money
                              Market Portfolio    Market Portfolio
                                -----------         -----------
Assets:
 Investment in
 securities, at value
 and cost                     $1,168,359,937       $ 39,876,150
 Receivables from
 repurchase agree-
 ments, at value
 and cost                        176,329,745        285,732,274
 Receivables:
  Capital shares sold              4,776,914                 --
  Interest                         5,006,429            137,554
  From affiliates                      7,945             28,587
                                 -----------        -----------
      Total assets             1,354,480,970        325,774,565
                                 -----------        -----------
Liabilities:
 Payables:
  Capital shares
 repurchased                       5,607,684            301,833
  Management fees                    158,010             50,774
  Distributions to
 shareholders                          1,139                601
 Accrued expenses
 and other liabilities                12,940                569
                                 -----------        -----------
      Total liabilities            5,779,773            353,777
                                 -----------        -----------
Net assets, at value          $1,348,701,197       $325,420,788
                                 ===========        ===========
Shares outstanding             1,348,701,197        325,420,788
                                 ===========        ===========
Net asset value
 per share                             $1.00              $1.00
                                 ===========        ===========


Statements of Operations
for the six months ended December 31, 1995 (unaudited)

                                    The               The U.S.
                                   Money             Government
                                   Market         Securities Money
                                 Portfolio        Market Portfolio
                                -----------          -----------
Investment income:
 Interest                        $40,338,781        $10,736,757
                                 -----------        -----------
Expenses:
 Management fees
 (Note 5)                          1,028,226            278,704
 Custodian fees                       18,033             14,114
 Reports to shareholders              16,695              4,690
 Professional fees                    13,191              2,356
 Trustee' fees and
 expenses                              5,003              1,145
 Other                                11,711             11,819
 Expenses waived by
 manager (Note 5)                    (64,463)           (27,448)
                                 -----------        -----------
      Total expenses               1,028,396            285,380
                                 -----------        -----------
       Net investment
        income                    39,310,385         10,451,377
                                 -----------        -----------
Net realized loss on
 investments                              --               (328)
                                 -----------        -----------
Net increase in net assets
 resulting from operations       $39,310,385        $10,451,049
                                 ===========        ===========


   The accompanying notes are an integral part of these financial statements.


THE MONEY MARKET PORTFOLIOS

Financial Statements (cont.)

Statements  of Changes in Net Assets for the six months ended  December 31, 1995 (unaudited)
and the year ended June 30, 1995

                                                                                   The U.S. Government Securities
                                                   The Money Market Portfolio          Money Market Portfolio
                                                    ------------------------           -----------------------
                                                   Six Months          Year          Six Months         Year
                                                 ended 12/31/95    ended 6/30/95   ended 12/31/95   ended 6/30/95
                                                   -----------     ------------      -----------     -----------
Increase (decrease) in net assets:
Operations:
 Net investment income .......................    $ 39,310,385     $ 65,941,077     $ 10,451,377    $ 22,234,614
 Net realized gain (loss) from security
  transactions ...............................              --            1,356             (328)            392
                                                   -----------     ------------      -----------     -----------
 Net increase in net assets resulting from
  operations .................................      39,310,385       65,942,433       10,451,049      22,235,006
Distributions to shareholders from undistributed
 net investment income .......................     (39,310,385)     (65,942,433)c    (10,451,049)b   (22,235,006)a
Increase (decrease) in net assets from capital
 share transactions (Notes 2 and 6) ..........      43,126,784    1,086,385,190     (149,233,598)    256,106,321
                                                   -----------     ------------      -----------     -----------
Net increase (decrease) in net assets ........      43,126,784    1,086,385,190     (149,233,598)    256,106,321
Net assets (there is no undistributed net invest-
 ment income at beginning or end of the period):
  Beginning of period.........................   1,305,574,413      219,189,223      474,654,386     218,548,065
                                                   -----------     ------------      -----------     -----------
  End of period...............................  $1,348,701,197   $1,305,574,413     $325,420,788    $474,654,386
                                                   ===========     ============      ===========     ===========





aDistributions were increased by a net realized gain from security transactions of $392.
bDistributions were decreased by a net realized loss from security transactions of $328.
cDistributions were increased by a net realized gain from security transactions of $1,356.

                             The accompanying notes are an integral part of these financial statements.



THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Money Market) is a no load, open-end management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Money Market has two diversified portfolios (the Portfolios) consisting of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio. Each of the Portfolios issues a separate series of shares and maintains a totally separate and distinct investment portfolio. The shares of the Money Market are issued in private placements and are thus exempt from registration under the Securities Act of 1933.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Portfolio securities are valued at amortized cost, which approximates value. Each of the Portfolios must maintain a dollar weighted average maturity of 90 days or less and only purchase instruments having remaining maturities of 397 days or less. If a Portfolio has a remaining weighted average maturity of greater than 90 days, the Portfolio will be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, within the range of the most recent quoted bid and asked prices. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00.

b. Income Taxes:

The Portfolios intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Portfolios from income and excise taxes. Each Portfolio is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Net investment income includes income, calculated on an accrual basis, amortization of original issue and market discount or premium, if any, and estimated expenses which are accrued daily. The total available for distributions is computed daily and includes the net investment income, plus or minus any gains or losses on security transactions and changes in unrealized portfolio appreciation or depreciation, if any.

Distributions are normally declared each day the New York Stock Exchange is open for business, equal to the total available for distributions (as defined above), and are payable to shareholders of record as of the close of business that day. Such distributions are automatically reinvested monthly in additional shares of the Portfolio at net asset value.

e. Expense Allocation:

Common expenses incurred by the Money Market are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Repurchase Agreements:

The Portfolios may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. A repurchase agreement is accounted for as a loan by the Portfolio to the seller, collateralized by underlying U.S. government securities, which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1995, all outstanding repurchase agreements held by the Portfolios had been entered into on December 29, 1995.

The Portfolios may enter into a sweep agreement with their custodian bank. In a sweep, the excess cash in the Portfolios' demand deposit account at the end of the day is invested overnight. The Money Market Portfolio's cash is invested in a AAA rated time deposit of Morgan Guaranty Trust Company's Nassau branch. The U.S. Government Securities Money Market Portfolio's excess cash is invested in a U.S. government-backed repurchase agreement with Morgan Guaranty Trust Company of New York. Funds are returned to the Portfolios' demand deposit accounts as the first transaction of the next business day.

2. TRUST SHARES

At December 31, 1995, there was an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions in the Portfolios' shares at $1.00 per share for the six months ended December 31, 1995 and the year ended June 30, 1995 were as follows:

                                                                                                     The U.S. Government
                                                                                     The Money        Securities Money
                                                                                 Market Portfolio     Market Portfolio
                                                                                   ------------        -------------
Six months ended December 31, 1995
Shares sold.................................................................    $  1,054,612,974       $ 471,576,768
Shares issued in reinvestment of distributions..............................          39,318,379          10,450,858
Shares redeemed.............................................................      (1,050,804,569)       (631,261,224)
                                                                                    ------------       -------------
Net increase (decrease).....................................................      $   43,126,784      $ (149,233,598)
                                                                                    ============       =============
Year ended June 30, 1995
Shares sold.................................................................    $  2,811,245,134    $  2,270,754,653
Shares issued in reinvestment of distributions..............................          65,932,187          22,235,271
Shares redeemed.............................................................      (2,923,489,920)     (2,175,508,395)
Shares issued in connection with assets transfer (Note 6)...................       1,132,697,789         138,624,792
                                                                                    ------------       -------------
Net increase................................................................    $  1,086,385,190     $   256,106,321
                                                                                    ============       =============

3. CAPITAL LOSS CARRYOVERS

At June 30, 1995, for tax purposes, The Money Market Portfolio had an accumulated net realized loss of $3,790. For tax purposes, the aggregate cost of securities are the same for financial statement purposes at June 30, 1995.

4. PURCHASES AND SALES OF SECURITIES

Aggregate purchases and sales/maturities of securities for the six months ended December 31, 1995 were as follows:

                                                                                                     The U.S. Government
                                                                                     The Money        Securities Money
                                                                                 Market Portfolio     Market Portfolio
                                                                                   ------------        -------------
Purchases...................................................................     $29,397,969,723     $33,343,479,654
                                                                                    ============       =============
Sales.......................................................................     $29,358,186,276     $33,493,137,982
                                                                                    ============       =============

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers), provides investment advice, administrative services, office space and facilities to the Portfolios, and receives fees computed monthly based on the average daily net assets of the Portfolios during the month. The Portfolios pay fees equal to an annualized rate of 0.150 of 1% of their average daily net assets. For the six months ended December 31, 1995, Advisers agreed in advance to waive $64,463 and $27,448 of the management fees for The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively.

Certain officers and trustees of the Portfolios are also officers and/or directors of Advisers and Franklin/Templeton Investor Services, Inc. (Investor Services), which are all wholly-owned subsidiaries of Franklin Resources, Inc., and the Franklin Money Fund, Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund II, Franklin Federal Money Fund, and three funds of the Institutional Fiduciary Trust, which are the Money Market Portfolio, Franklin Cash Reserves Fund and Franklin U.S. Government Securities Money Market Porfolio.

As of December 31, 1995, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                           Percentage of
                                                                                            Shares      Outstanding Shares
                                                                                          ----------       ------------
Franklin Money Fund.............................................................         1,066,716,166         79.09%
Institutional Fiduciary Trust - Money Market Portfolio..........................           258,982,647         19.20%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund.....................            20,752,073          1.54%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund II..........             2,250,311           .17%

As of December  31, 1995,  the shares of The U.S.  Government  Securities  Money
Market Portfolio were owned by the following funds:

                                                                                                           Percentage of
                                                                                            Shares      Outstanding Shares
                                                                                          ----------       ------------
Institutional Fiduciary Trust-Franklin U.S. Government Securities Money Market Portfolio   208,508,416         64.07%
Franklin Federal Money Fund.....................................................           116,912,372         35.93%

6. ASSETS TRANSFER

On August 1, 1994, the Franklin Money Fund and the Franklin Federal Money Fund transferred substantially all of their net assets, respectively, into The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio. The transfers were accompanied by a tax-free exchange of 1,132,697,789 capital shares of The Money Market Portfolio for net assets valued at $1,132,697,789 of the Franklin Money Fund and 138,624,792 capital shares of The U.S. Government Securities Money Market Portfolio for net assets valued at $138,624,792 of the Franklin Federal Money Fund.

7. FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period by Portfolio are as follows:

                      Per Share Operating Performance                             Ratios/Supplemental Data
                     ---------------------------------                           --------------------------
                                                                                                         Ratio of Net
             Net Asset                Distributions                           Net Assets     Ratio of     Investment
  Period     Values at       Net        From Net      Net Asset                at End        Expenses       Income
  Ended      Beginning    Investment   Investment     Values at      Total    of Period     to Average    to Average
  June 30    of Period      Income       Income     End of Period    Return   (in 000's)    Net Assets+   Net Assets
---------------------------------------------------------------------------------------------------------------------
The Money Market Portfolio
1993*          $1.00       $0.027       $(0.027)        $1.00         2.92%    $ 222,358      0.15%**       3.18%**
1994            1.00        0.033        (0.033)         1.00         3.33       219,189      0.15          3.25
1995            1.00        0.053        (0.053)         1.00         5.46     1,305,574      0.15          5.42
1995***         1.00        0.029        (0.029)         1.00         2.93     1,348,701      0.15**        5.73**

The U.S. Government Securities Money Market Portfolio
1993*           1.00        0.021        (0.021)         1.00         2.27       310,319      0.15**        3.05**
1994            1.00        0.032        (0.032)         1.00         3.25       218,548      0.15          3.20
1995            1.00        0.052        (0.052)         1.00         5.32       474,654      0.15          5.25
1995***         1.00        0.028        (0.028)         1.00         2.87       325,421      0.15**        5.62**

*July 28, 1992 (effective date of registration) to June 30, 1993.
**Annualized
***For the six months ended December 31, 1995.
++Total  return  measures  the  change in value of an  investment  over the  periods  indicated.  It is not  annualized.  It assumes reinvestment of dividends and capital gains, if any, at net asset value.
+During the periods indicated,  Advisers agreed in advance to waive a portion of management fees of the Portfolios.  Had such action not been taken, the ratio of expenses to average net assets would have been as follows:

                                                                         Ratio of Expenses to
                                                                          Average Net Assets
                                                                              -----------
                           The Money Market Portfolio
                           1993*......................................          .17%**
                           1994.......................................          .17
                           1995.......................................          .16
                           1995***....................................          .16**

                           The U.S. Government Securities
                           Money Market Portfolio
                           1993*......................................          .18%**
                           1994.......................................          .17
                           1995.......................................          .16
                           1995***....................................          .17**



To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.




Franklin Cash Reserves Fund

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) of REGULATION S-T)


GRAPHIC MATERIAL (1)

This chart shows in pie chart format the fund's securities breakdown by security type as a percentage of the fund's total net assets.


Portfolio Composition on 12/31/95
Commercial Paper                                   56.0%
Certificates of Deposits                           31.0%
Repurchase Agreements                              13.0%